Related party transactions (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Due from related parties	$ 0	$ 312,362
Forasen Group Co., Ltd
Due from related parties	0	2,094
Zhejiang Yili Yuncang Holding Group Co Ltd [Member]
Due from related parties	0	99,441
FarmNet [Member]
Due from related parties	0	4,100
Epakia Canada Inc [Member]
Due from related parties	0	2,996
Dehong Zhang [Member]
Due from related parties	0	202,547
Zhang Bin [Member]
Due from related parties	$ 0	$ 1,184